Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about Trade and other receivables
Trade and other receivables comprise:

	March 31, 2024	March 31, 2023
(i) Trade receivables, net	10,155,223	11,345,542
(ii) Other receivables including deposits	3,947,962	3,270,064
(iii) Contract related accruals	-	-
	14,103,185	14,615,606

Disclosure of detailed information about trade receivables	Trade receivables consist of:

	March 31, 202 4	March 31, 202 3
Trade receivables from related parties	-	-
Other trade receivables	10,734,773	11,825,945
	10,734,773	11,825,945
Less: Allowance for doubtful receivables	(579,550)	(480,403)
Balance at the end of the year	10,155,223	11,345,542

Disclosure of detailed about allowance for credit losses
The activity in the allowance for doubtful accounts receivable is given below:	For the year ended
	March 31, 2024	March 31, 2023
Balance at the beginning of the year	480,403	480,542
Add : Additional provision, net	265,000	371,890
Less : Bad debts written off	(165,853)	(372,029)
Balance at the end of the year	579,550	480,403

Disclosure of other receivables
(ii)	Other receivables comprise of the following items:

	March 31, 2024	March 31, 2023
Advances and other deposits (Refer Note (a) below)	1,793,841	1,605,204
Withholding taxes (Refer Note (b) below)	2,154,121	1,664,860
	3,947,962	3,270,064
Financial assets included in other receivables	157,779	100,681

Notes:

a)	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, service tax, GST and other advances given in the ordinary course of business.

b)
Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.

c)	Non – current trade receivables is ₹. Nil (March 31, 2023: NIL )